American Beacon International Equity Fund

Supplement dated July 17, 2023 to the

Prospectus and Summary Prospectus,

each dated March 1, 2023

Effective July 17, 2023, Bert Whitson of American Century Investment Management, Inc. (“American Century”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “Fund”). In addition, effective September 30, 2023, Alvin Polit of American Century will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable, and effective September 30, 2023, all references to Mr. Polit in the Fund’s Prospectus and Summary Prospectus are removed:

A.	On page 24 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon International Equity Fund - Portfolio Managers,” the information regarding American Century is deleted and replaced with the following:

American Century Investment Management, Inc.	Alvin Polit[1] Vice President and Senior Portfolio Manager Since 2020 Bert Whitson Portfolio Manager and Senior Investment Analyst Since 2023	Jonathan Veiga Portfolio Manager and Senior Investment Analyst Since 2020

1 Effective September 30, 2023, Mr. Polit will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective September 30, 2023, all references to Mr. Polit are removed.

B.	On page 62 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – American Century Investment Management, Inc.,” the following is added immediately following the paragraph related to Jonathan Veiga:

Bert Whitson, Portfolio Manager and Senior Investment Analyst, has been a portfolio manager to the Fund since 2023. He joined American Century Investments in 2017. Prior to joining American Century, he was a senior research analyst at Lombardia Capital Partners and has worked in the investment industry since 2001. He has a bachelor’s degree in finance and economics from California State University, Long Beach, and an MBA from Columbia Business School. He is a CFA® charterholder and a member of the CFA Institute and CFA Society of Los Angeles.

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American Beacon International Equity Fund

Supplement dated July 17, 2023 to the

Statement of Additional Information, dated March 1, 2023

Effective July 17, 2023, Bert Whitson of American Century Investment Management, Inc. (“American Century”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “Fund”). In addition, effective September 30, 2023, Alvin Polit of American Century will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Statement of Additional Information, and effective September 30, 2023, all references to Mr. Polit in the Fund’s Statement of Additional Information are removed:

A.	On page 60, under the heading “Portfolio Managers,” the table relating to American Century is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
American Century Investment Management, Inc.
Alvin Polit[1]	1 ($536.2 mil)	None	3 ($216.1 mil)	None	None	None
Jonathan Veiga	1 ($536.2 mil)	None	3 ($215.1 mil)	None	None	None
Bert Whitson[2]	1 ($589.2 mil)	None	2 ($184.3 mil)	None	None	None

1 Effective September 30, 2023, Mr. Polit will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective September 30, 2023, all references to Mr. Polit are removed.

2 As of June 30, 2023.

B.	On page 70, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to American Century is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	American Beacon International Equity Fund
American Century Investment Management, Inc.
Alvin Polit[1]	None
Jonathan Veiga	None
Bert Whitson[2]	None

1 Effective September 30, 2023, Mr. Polit will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective September 30, 2023, all references to Mr. Polit are removed.

2 As of June 30, 2023.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE